SHARE PURCHASE WARRANTS - Additional information (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Feb. 28, 2021 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
SHARE PURCHASE WARRANTS
Expected dividend yield					0.00%	0.00%
February 2021 Warrants
SHARE PURCHASE WARRANTS
Share purchase warrants issued | shares			15,796,975	15,796,975
Exercise price of share purchase warrants				$ 2.00
Estimated fair value of warrants, per share			$ 0.2215			$ 0.4032
Foreign exchange rate			$ 0.7928		$ 0.7383	$ 0.7888
Expected volatility			67.00%	67.00%	28.00%	84.00%
Risk-free interest rate			0.22%	0.22%	4.07%	0.91%
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Expected term			24 months	24 months	1 month 17 days	1 year 1 month 17 days
March 2021 Warrants
SHARE PURCHASE WARRANTS
Share purchase warrants issued | shares	39,215,000	39,215,000
Exercise price of share purchase warrants		$ 2.25
Estimated fair value of warrants, per share	$ 0.2482					$ 0.3563
Foreign exchange rate	$ 0.7992				$ 0.7383	$ 0.7888
Expected volatility	72.00%	72.00%			29.00%	82.00%
Risk-free interest rate	0.27%	0.27%			4.07%	0.91%
Expected dividend yield	0.00%	0.00%			0.00%	0.00%
Expected term	24 months	24 months			2 months 19 days	1 year 2 months 19 days